Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable		$ 80,037	$ 85,266
Less: provision for doubtful receivables		(19,706)	(19,437)	$ (18,278)	$ (18,464)
Accounts receivable, net	$ 56,125	$ 60,331	$ 65,829